UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-00994

                             BURNHAM INVESTORS TRUST
     -----------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1325 Avenue of the Americas, 26th Floor
                               NEW YORK, NY 10019
     -----------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Jon M. Burnham
                     1325 Avenue of the Americas, 26th Floor
                               NEW YORK, NY 10019
     -----------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-874-3863

                      Date of fiscal year end: DECEMBER 31

                    Date of reporting period: MARCH 31, 2007

                        ITEM 1. SCHEDULE OF INVESTMENTS.


INSERT ITEM 1


BURNHAM FUND
--------------------------------------------------------------------------------
  PORTFOLIO HOLDINGS AS OF MARCH 31, 2007 - (UNAUDITED)
--------------------------------------------------------------------------------

                                                NUMBER OF
                                                 SHARES            VALUE
--------------------------------------------------------------------------------

COMMON STOCKS  90.09%
(PERCENTAGE OF NET ASSETS)

CONSUMER DISCRETIONARY  7.84%

AUTO MANUFACTURERS - FOREIGN  1.98%

   Toyota Motor Corp. - Sponsored ADR              15,000    $    1,922,400
                                                             ---------------
CASINOS & GAMING  1.57%

   Boyd Gaming Corp.                               15,000           714,600
   International Game Technology                   20,000           807,600
                                                             ---------------
                                                                   1,522,200
                                                             ---------------
CONSUMER ELECTRONICS  1.04%

   Sony Corp. - Sponsored ADR                      20,000         1,009,800
                                                             ---------------
DEPARTMENT STORES  0.93%

 o Sears Holdings Corp.                             5,000           900,800
                                                             ---------------
RESTAURANTS  2.32%

   McDonald's Corp.                                 50,000        2,252,500
                                                             ---------------
TOTAL CONSUMER DISCRETIONARY (COST: $5,732,468)                   7,607,700
                                                             ---------------
CONSUMER STAPLES  8.95%

AGRICULTURAL PRODUCTS  0.76%

   Archer-Daniels-Midland Co.                      20,000           734,000
                                                             ---------------
 DRUG RETAIL  0.30%

 o Rite Aid Corp.                                  50,000           288,500
                                                             ---------------
FOOD RETAIL  1.39%

   Whole Foods Market, Inc.                        30,000         1,345,500
                                                             ---------------
HOUSEHOLD PRODUCTS  2.33%

   Colgate-Palmolive Co. 3                         15,000         1,001,850
   Procter & Gamble Co.                            20,000         1,263,200
                                                             ---------------
                                                                   2,265,050
                                                             ---------------
PACKAGED FOOD & MEATS  1.55%

 o The Hain Celestial Group, Inc.                  50,000         1,503,500
                                                             ---------------
SOFT DRINKS  2.62%

   PepsiCo, Inc.                                    40,000         2,542,400
                                                             ---------------
TOTAL CONSUMER STAPLES (COST: $7,257,711)                         8,678,950
                                                             ---------------
ENERGY  21.84%

ENERGY-ALTERNATE SOURCES  1.43%

 o Suntech Power Holdings Co., Ltd.
      - Sponsored ADR a                            40,000         1,384,400
                                                             ---------------
INTEGRATED OIL & GAS  9.29%

   Chevron Corp.                                   20,000         1,479,200
   Exxon Mobil Corp. 3                            100,000         7,545,000
                                                             ---------------
                                                                  9,024,200
                                                             ---------------
OIL & GAS - EXPLORATION & PRODUCTION  5.19%

   Chesapeake Energy Corp.                         60,000         1,852,800
   Devon Energy Corp.                              40,000         2,768,800
   Enerplus Resources Fund                         10,000           422,200
                                                             ---------------
                                                                  5,043,800
                                                             ---------------
                                                NUMBER OF
                                                 SHARES            VALUE
--------------------------------------------------------------------------------
OIL & GAS - REFINING/MARKETING  & TRANSPORTATION  5.12%

   Kinder Morgan Management LLC                    41,448    $    2,123,816
   The Williams Companies, Inc.                   100,000         2,846,000
                                                             ---------------
                                                                  4,969,816
                                                             ---------------
OIL & GAS - STORAGE & TRANSPORTATION 0.81%

   Spectra Energy Corp.                            30,000           788,100
                                                             ---------------
TOTAL ENERGY (COST: $9,402,843)                                   21,210,316
                                                             ---------------
FINANCIAL SERVICES  20.35%

CONSUMER FINANCE  4.36%

   American Express Co.                            75,000         4,230,000
                                                             ---------------
INVESTMENT BANKING & BROKERAGE  5.28%

   Charles Schwab Corp.                            60,000         1,097,400
   Merrill Lynch & Co., Inc.                       30,000         2,450,100
   Morgan Stanley                                  20,000         1,575,200
                                                             ---------------
                                                                  5,122,700
                                                             ---------------
LIFE & HEALTH INSURANCE  1.30%

   MetLife, Inc.                                   20,000         1,263,000
                                                             ---------------
MULTI-LINE INSURANCE  1.04%

   American International Group, Inc.              15,000         1,008,300
                                                             ---------------
OTHER DIVERSIFIED FINANCIAL SERVICES  5.65%

   Bank of America Corp.                           30,000         1,530,600
   Citigroup Inc.                                  30,000         1,540,200
   JPMorgan Chase & Co.                            50,000         2,419,000
                                                             ---------------
                                                                  5,489,800
                                                             ---------------
THRIFTS & MORTGAGE FINANCE  2.72%

   Hudson City Bancorp, Inc.                      100,000         1,368,000
   Sovereign Bancorp, Inc. 3                       50,000         1,272,000
                                                             ---------------
                                                                  2,640,000
                                                             ---------------
TOTAL FINANCIAL SERVICES (COST: $14,021,515)                     19,753,800
                                                             ---------------
HEALTHCARE  1.72%

MANAGED HEALTH CARE  1.72%

 o Humana, Inc.                                    15,000           870,300
   UnitedHealth Group Inc.                         15,000           794,550
                                                             ---------------
                                                                  1,664,850
                                                             ---------------
TOTAL HEALTHCARE (COST: $1,725,305)                               1,664,850
                                                             ---------------
INDUSTRIALS  6.20%

AEROSPACE/DEFENSE  4.02%

   The Boeing Co.                                  20,000         1,778,200
   Triumph Group, Inc.                             15,000           830,100
   United Technologies Corporation                 20,000         1,300,000
                                                             ---------------
                                                                  3,908,300
                                                             ---------------
INDUSTRIAL CONGLOMERATES  2.18%

   General Electric Co.                            60,000         2,121,600
                                                             ---------------
TOTAL INDUSTRIALS (COST: $5,504,614)                              6,029,900
                                                             ---------------

SEE NOTES TO PORTFOLIO HOLDINGS                                  BURNHAM FUND  1

BURNHAM FUND CONTINUED

--------------------------------------------------------------------------------
  PORTFOLIO HOLDINGS (CONTINUED) AS OF MARCH 31, 2007- (UNAUDITED)
--------------------------------------------------------------------------------

                                                NUMBER OF
                                                 SHARES            VALUE
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY  12.27%

COMMUNICATIONS EQUIPMENT  1.84%

 o Cisco Systems, Inc.3                            70,000    $    1,787,100
                                                             ---------------
COMPUTER HARDWARE  2.87%

 o Apple, Inc.                                     30,000         2,787,300
                                                             ---------------
COMPUTER STORAGE & PERIPHERALS  0.90%

 o SanDisk Corp.                                   20,000           876,000
                                                             ---------------
INTERNET SOFTWARE & SERVICES  2.83%

 o Google Inc., Class A                             6,000         2,748,960
                                                             ---------------
SEMICONDUCTOR EQUIPMENT  0.99%

 o Novellus Systems Inc.                           30,000           960,600
                                                             ---------------
SYSTEMS SOFTWARE  2.84%

   Microsoft Corp.                                 60,000         1,672,200
 o Oracle Corp.                                    60,000         1,087,800
                                                             ---------------
                                                                  2,760,000
                                                             ---------------
TOTAL INFORMATION TECHNOLOGY (COST: $9,683,242)                  11,919,960
                                                             ---------------
MATERIALS  3.06%

DIVERSIFIED METALS & MINING  1.36%

   Freeport-McMoRan Copper & Gold Inc.             20,000         1,323,800
                                                             ---------------
FERTILIZERS & AGRICULTURAL CHEMICALS  1.70%

   Monsanto Co.                                    30,000         1,648,800
                                                             ---------------
TOTAL MATERIALS (COST: $2,480,851)                                2,972,600
                                                             ---------------
TELECOMMUNICATIONS SERVICES  2.39%

INTEGRATED TELECOMMUNICATIONS SERVICES  2.39%

   AT&T Inc.                                       30,000         1,182,900
   Verizon Communications Inc.                     30,000         1,137,600
                                                             ---------------

TOTAL TELECOMMUNICATIONS SERVICES
   (COST: $1,894,790)                                             2,320,500
                                                             ---------------
UTILITIES  5.47%

GAS UTILITIES  2.14%

   Southern Union Co.                              68,250         2,074,117
                                                             ---------------
INDIVIDUAL POWER PRODUCERS &
   ENERGY TRADERS  3.33%

 o AES Corp.3                                      50,000         1,076,000
   NRG Energy, Inc.                                30,000         2,161,200
                                                             ---------------
                                                                  3,237,200
                                                             ---------------
TOTAL UTILITIES (COST: $3,381,850)                                5,311,317
                                                             ---------------
TOTAL COMMON STOCKS (COST: $61,085,189)                          87,469,893
                                                             ---------------

REGISTERED INVESTMENT
   COMPANIES  4.38%

   Blackrock Enhanced Dividend Achievers Trust     75,000         1,114,500
   China Fund, Inc.                                50,000         1,609,500
   India Fund, Inc. a                              40,000         1,525,600
                                                             ---------------
TOTAL REGISTERED INVESTMENT COMPANIES
   (COST: $3,807,772)                                             4,249,600
                                                             ---------------

                                                 FACE
                                                 VALUE             VALUE
--------------------------------------------------------------------------------

SHORT-TERM INSTRUMENTS B  8.62%(PERCENTAGE OF NET ASSETS)

CERTIFICATE OF DEPOSIT  0.03%

   People's Bank
   5.35%, 7/27/07                                 $25,000    $       25,000
                                                             ---------------
TOTAL CERTIFICATE OF DEPOSIT (COST: $25,000)                         25,000
                                                             ---------------
DISCOUNTED COMMERCIAL PAPER  5.15%

   Prudential Funding, LLC
   5.20%, 4/02/07                               1,000,000         1,000,000
                                                             ---------------
   Sanpaolo IMI U.S. Financial Co.
   5.28%, 4/02/07                               4,000,000         4,000,000
                                                             ---------------
TOTAL DISCOUNTED COMMERCIAL PAPER
   (COST: $5,000,000)                                             5,000,000
                                                             ---------------
INVESTMENT TRUST  3.06%

   Securities Lending Investment
    Fund, a series of Brown
    Brothers Investment Trust c,d               2,971,800         2,971,800
                                                             ---------------
TOTAL INVESTMENT TRUST (COST: $2,971,800)                         2,971,800
                                                             ---------------
TIME DEPOSIT  0.38%

   Citibank
   4.79%, 4/02/07                                 368,605           368,605
                                                             ---------------
TOTAL TIME DEPOSIT (COST: $368,605)                                 368,605
                                                             ---------------
TOTAL SHORT-TERM INSTRUMENTS
  (COST: $8,365,405)                                              8,365,405
                                                             ---------------

                                                 NUMBER OF
                                                 CONTRACTS
                                                -----------
PUT OPTION PURCHASED - 0.03%

   Apple, Inc. Calls
     @ 85 due Jul 07                                  100            32,300
                                                             ---------------
TOTAL PUT OPTION PURCHASED
   (PREMIUMS PAID: $48,400)                                          32,300
                                                             ---------------


--------------------------------------------------------------------------------
 TOTAL INVESTMENTS 103.12%
 (COST $73,306,766)                                          $  100,117,198

 CALL OPTIONS WRITTEN (0.08)%
 (PREMIUMS RECEIVED $79,235)                                        (73,500)

 LIABILITIES, LESS CASH AND OTHER ASSETS (3.04)%                 (2,952,842)
                                                             ---------------
 NET ASSETS  100.00%                                         $   97,090,856
                                                             ===============
--------------------------------------------------------------------------------


2  BURNHAM FUND                                  SEE NOTES TO PORTFOLIO HOLDINGS

BURNHAM FUND CONTINUED

--------------------------------------------------------------------------------
  PORTFOLIO HOLDINGS (CONTINUED) AS OF MARCH 31, 2007 - (UNAUDITED)
--------------------------------------------------------------------------------

                                                NUMBER OF
                                                 SHARES            VALUE
--------------------------------------------------------------------------------

CALL OPTIONS WRITTEN  (0.08)%

 AES Corp. Calls
   @ 22.5 due May 07                                  100    $       (4,000)
                                                             ---------------
 Cisco Systems, Inc. Calls
   @ 27.5 due Jul 07                                  200           (18,000)
                                                             ---------------
 Colgate-Palmolive Co. Calls
   @ 70 due Aug 07                                    100           (11,500)
                                                             ---------------
 Exxon Mobil Corp. Calls
   @ 85 due Oct 07                                    200           (31,000)
                                                             ---------------
 Sovereign Bancorp, Inc. Calls
   @ 30 due Jul 07                                    200            (9,000)
                                                             ---------------
TOTAL CALL OPTIONS WRITTEN
  (PREMIUMS RECEIVED: $79,235)                               $      (73,500)
                                                             ===============


   FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES
   -------------------------------------------------
    THE TAX COST OF THE FUND AT MARCH 31, 2007, BASED ON SECURITIES
    OWNED WAS $73,306,766. THE UNREALIZED GROSS APPRECIATION/(DEPRECIATION) FOR ALL SECURITIES IN THE FUND AT MARCH 31, 2007 WAS $27,368,282 AND ($557,850), RESPECTIVELY.

o   INDICATES SECURITIES THAT DO NOT PRODUCE INCOME.
A   ALL OR A PORTION OF SECURITY OUT ON LOAN.
B INCLUSIVE OF ALL SHORT TERM HOLDINGS, INCLUDING COLLATERAL RECEIVED FROM FROM SECURITY LENDING ACTIVITIES. NOT INCLUDING SUCH COLLATERAL, THE PERCENTAGE OF PORTFOLIO HOLDINGS WOULD BE 5.56%.
C REPRESENTS INVESTMENT OF COLLATERAL RECEIVED FROM SECURITIES LENDING TRANSACTIONS.
D   SECURITIES ISSUED BY, OR AFFILIATE OF, BROWN BROTHERS
    HARRIMAN & CO., THE FUNDS' CUSTODIAN.
ADR - AMERICAN DEPOSITORY RECEIPT.

SEE NOTES TO PORTFOLIO HOLDINGS                                  BURNHAM FUND  3

BURNHAM FINANCIAL SERVICES FUND

--------------------------------------------------------------------------------
  PORTFOLIO HOLDINGS AS OF MARCH 31, 2007 - (UNAUDITED)
--------------------------------------------------------------------------------

                                                NUMBER OF
                                                 SHARES            VALUE
--------------------------------------------------------------------------------

COMMON STOCKS  95.27%
(PERCENTAGE OF NET ASSETS)

BANKS  45.61%

BANKS - REGIONAL  43.26%

   Alliance Financial Corp.                       169,048    $    4,846,606
   Bancorp Rhode Island, Inc.                     118,461         5,093,823
 o Bank of Florida Corp. a                         95,500         1,804,950
   Boardwalk Bancorp Inc.                          41,632           708,160
   CapitalSouth Bancorp                            29,250           514,800
 o Centennial Bank Holdings, Inc                  790,981         6,841,986
   Center Bancorp, Inc. a                          37,500           585,375
 o Coast Financial Holdings, Inc. a               119,900           827,310
 o Connecticut Bank & Trust Co.                    59,700           479,988
   Eastern Viginia Bankshares, Inc.                36,200           822,102
   Federal Trust Corp.                             20,300           198,940
   First Community Bancorp                         40,300         2,278,562
   First Indiana Corp.                             64,800         1,415,880
   First State Bancorporation                      55,000         1,240,250
 o Great Lakes Bancorp, Inc.                       72,100           865,200
   MetroCorp Bancshares, Inc.                       6,678           141,574
   Midwest Banc Holdings, Inc.                     75,000         1,328,250
   Northern Trust Corp. 3                          20,000         1,202,800
   Osage Bancshares, Inc.                          50,000           462,500
   Porter Bancorp, Inc.                           132,923         3,012,035
   Prosperity Bancshares, Inc.                     32,000         1,111,680
   Provident Bankshares Corp.                      26,800           880,648
   Sterling Bancorp                               250,150         4,527,715
   Sterling Bancshares, Inc.                      150,000         1,677,000
 o Sun American Bancorp a                          15,000            75,000
 o Superior Bancorp                                50,150           541,620
 o Texas Capital Bancshares, Inc.                  58,300         1,195,150
   U.S.B. Holding Co., Inc.                       150,500         3,414,845
   UCBH Holdings, Inc.                             75,000         1,396,500
   ViewPoint Financial Group                      396,535         6,879,882
   Washington Trust Bancorp, Inc.                   3,859           103,460
   Yardville National Bancorp                      87,500         3,177,125
                                                             ---------------
                                                                 59,651,716
                                                             ---------------
DIVERSIFIED BANKS  1.01%

   U.S. Bancorp 3                                  40,000         1,398,800
                                                             ---------------
MONEY CENTER  1.34%

   TCF Financial Corporation                       70,000         1,845,200
                                                             ---------------
TOTAL BANKS (COST: $60,913,262)                                  62,895,716
                                                             ---------------
DIVERSIFIED FINANCIALS  8.58%

CONSUMER FINANCE  2.18%

   Capital One Financial Corp. 3                   32,500         2,452,450
   United Financial Bancorp, Inc.                  37,200           552,048
                                                             ---------------
                                                                  3,004,498
                                                             ---------------
OTHER DIVERSIFIED FINANCIAL SERVICES  0.92%

   Bank of America Corp. 3                         25,000         1,275,500
                                                             ---------------
PROPERTY & CASUALTY INSURANCE  4.62%

 o AmCOMP, Inc.                                    15,000           144,900
 o CRM Holdings, Ltd.                             597,484         5,198,111
 o First Mercury Financial Corp.                   50,000         1,027,500
                                                             ---------------
                                                                  6,370,511
                                                             ---------------

                                                NUMBER OF
                                                 SHARES            VALUE
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS  0.65%

   MFA Mortgage Investments, Inc.                  20,000    $      154,000
   Opteum Inc.                                    165,550           744,975
                                                             ---------------
                                                                    898,975
                                                             ---------------
UNREGISTERED INVESTMENT COMPANY  0.21%

   Peregrine Holdings Ltd. b,4,5                  275,000           283,713
                                                             ---------------
TOTAL DIVERSIFIED FINANCIALS
   (COST: $11,535,579)                                           11,833,197
                                                             ---------------
THRIFTS & MORTGAGE FINANCE  41.08%

THRIFTS & MORTGAGE FINANCE  41.08%

   Astoria Financial Corp. 3                       55,000         1,462,450
   Bank of Atlanta b, 4                           228,572         1,600,004
   BankUnited Financial Corp. 3                    60,000         1,272,600
   Berkshire Hills Bancorp, Inc.                   69,400         2,335,310
 o Chicopee Bancorp, Inc.                         125,000         1,875,000
   Citizens South Banking Corp., Inc.             268,171         3,349,456
   Dime Community Bancshares, Inc.                200,000         2,646,000
   First Clover Leaf Financial Corp.               33,700           373,733
   Hudson City Bancorp, Inc.                      500,000         6,840,000
 o Investors Bancorp, Inc.                        351,709         5,078,678
   Kearny Financial Corp.                         153,745         2,210,853
   KNBT Bancorp Inc.                               38,750           571,175
   Liberty Bancorp, Inc.                          129,500         1,429,680
   MAF Bancorp, Inc.                               47,650         1,969,851
   New England Bancshares, Inc.                    41,874           564,880
 o Northeast Community Bancorp, Inc.              207,214         2,505,217
   Parkvale Financial Corp.                        17,024           497,271
   People's Bank 3                                 12,000           532,800
   Provident New York Bancorp                      84,500         1,195,675
   Pulaski Financial Corp. a                       44,650           696,540
   Rome Bancorp, Inc.                              87,757         1,075,023
   SI Financial Group Inc.                         31,492           404,672
   Sovereign Bancorp, Inc. 3                      347,500         8,840,400
   Synergy Financial Group, Inc.                   99,295         1,553,967
   Webster Financial Corp. 3                       35,000         1,680,350
   Westfield Financial, Inc.                      200,000         2,144,000
   Willow Financial Bancorp, Inc.                 149,756         1,931,853
                                                             ---------------
                                                                 56,637,438
                                                             ---------------
TOTAL THRIFTS & MORTGAGE FINANCE
   (COST: $51,654,518)                                           56,637,438
                                                             ---------------
TOTAL COMMON STOCKS (COST: $123,603,359)                        131,366,351
                                                             ---------------

                                                   FACE
                                                  VALUE
                                                 -------
SHORT-TERM INSTRUMENTS C  7.78%
  (PERCENTAGE OF NET ASSETS)

CERTIFICATES OF DEPOSIT  0.09%

   Eastern Bank
   5.00%, 11/30/07                               $100,000           100,000

   People's Bank
   5.35%, 7/27/07                                  25,000            25,000
                                                             ---------------
TOTAL CERTIFICATES OF DEPOSIT
   (COST: $125,000)                                                 125,000
                                                             ---------------

4  FINANCIAL SERVICES FUND                       SEE NOTES TO PORTFOLIO HOLDINGS

BURNHAM FINANCIAL SERVICES FUND CONTINUED
--------------------------------------------------------------------------------
  PORTFOLIO HOLDINGS AS OF MARCH 31, 2007 - (UNAUDITED)
--------------------------------------------------------------------------------

                                                NUMBER OF
                                                 SHARES            VALUE
--------------------------------------------------------------------------------

DISCOUNTED COMMERCIAL PAPER  5.51%

   Prudential Funding, LLC
   5.20%, 4/02/07                              $4,000,000    $    4,000,000
                                                             ---------------
   Sanpaolo IMI U.S. Financial Co.
   5.28%, 4/02/07                               3,600,000         3,600,000
                                                             ---------------
TOTAL DISCOUNTED COMMERCIAL PAPER
   (COST: $7,600,000)                                             7,600,000
                                                             ---------------
INVESTMENT TRUST  1.89%

   Securities Lending Investment Fund,
     a series of Brown Brothers
     Investment Trust d,e                       2,600,342         2,600,342
                                                             ---------------
TOTAL INVESTMENT TRUST (COST: $2,600,342)                         2,600,342
                                                             ---------------
TIME DEPOSIT  0.29%

   Bank of America
   4.79%, 4/02/07                                 393,416           393,416
                                                             ---------------
TOTAL TIME DEPOSIT (COST: $393,415)                                 393,416
                                                             ---------------
TOTAL SHORT-TERM INSTRUMENTS (COST: $10,718,757)                 10,718,758
                                                             ---------------

                                                NUMBER OF
                                                CONTRACTS
                                               -----------

CALL OPTION PURCHASED -  0.27%

   Sovereign Bancorp, Inc. Calls
     @ 19 due Jan 08 LEAPS*                           500           372,750
                                                             ---------------
TOTAL CALL OPTION PURCHASED
(PREMIUMS PAID: $247,190)                                           372,750
                                                             ---------------

--------------------------------------------------------------------------------
 TOTAL INVESTMENTS 103.32%
 (COST $134,569,307)                                         $  142,457,859

 CALL OPTIONS WRITTEN (0.24)%
 (PREMIUMS RECEIVED $558,992)                                      (329,580)

 LIABILITIES, LESS CASH AND OTHER ASSETS (3.08)%                 (4,241,458)
                                                             ---------------
 NET ASSETS  100.00%                                         $  137,886,821
                                                             ===============
--------------------------------------------------------------------------------

CALL OPTIONS WRITTEN  (0.24)%

 Astoria Financial Corp. Calls
   @ 30 due Apr 07                                    100              (500)
                                                             ---------------
 Bank of America Corp. Calls
   @ 57.5 due May 07                                  250            (1,250)
                                                             ---------------
 BankUnited Financial Corp. Calls
   @ 22.5 due Jun 07                                  100           (12,500)
   @ 25 due Jun 07                                    200            (6,000)
   @ 25 due Sep 07                                    100            (9,000)
   @ 30 due Sep 07                                    200            (4,000)
                                                             ---------------
                                                                    (31,500)
                                                             ---------------

                                                NUMBER OF
                                                 SHARES            VALUE
--------------------------------------------------------------------------------
 Capital One Financial Corp. Calls
   @ 85 due Jun 07                                    100    $       (7,000)
   @ 90 due Jun 07                                    100            (1,500)
   @ 90 due Jan 08 LEAPS*                             125           (34,375)
                                                             ---------------
                                                                    (42,875)
                                                             ---------------
 Northern Trust Corp. Calls
   @ 65 due Jul 07                                    100            (9,000)
   @ 70 due Jul 07                                     62              (930)
                                                             ---------------
                                                                     (9,930)
                                                             ---------------
 People's Bank Calls
   @ 50 due Aug 07                                    120            (5,400)
                                                             ---------------
 Sovereign Bancorp, Inc. Calls
   @ 25 due Apr 07                                    500           (50,000)
   @ 30 due Jul 07                                    705           (31,725)
   @ 25 due Jan 08 LEAPS*                             250           (70,000)
   @ 30 due Jan 08 LEAPS*                             520           (49,400)
                                                             ---------------
                                                                   (201,125)
                                                             ---------------
 U.S. Bancorp Calls
   @ 37.5 due Sep 07                                  400           (20,000)
                                                             ---------------
 Webster Financial Corp. Calls
   @ 50 due Jul 07                                    200           (17,000)
                                                             ---------------
TOTAL CALL OPTIONS WRITTEN
   (PREMIUMS RECEIVED: $558,992)                             $     (329,580)
                                                             ===============

   FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES
   -----------------------------------------------------------------------------
    THE TAX COST OF THE FUND AT MARCH 31, 2007, BASED ON SECURITIES
    OWNED WAS $134,569,307. THE UNREALIZED GROSS
    APPRECIATION/(DEPRECIATION) FOR ALL SECURITIES IN THE FUND AT MARCH 31, 2007 WAS $13,050,498 AND ($5,161,946), RESPECTIVELY.

o   INDICATES SECURITIES THAT DO NOT PRODUCE INCOME.
A   ALL OR A PORTION OF SECURITY OUT ON LOAN.
B INDICATES A FAIR VALUED SECURITY. TOTAL MARKET VALUE FOR FAIR VALUED SECURITIES IS 1,883,717, REPRESENTING 1.37% OF NET ASSETS.
C INCLUSIVE OF ALL SHORT TERM HOLDINGS, INCLUDING COLLATERAL RECEIVED FROM FROM SECURITY LENDING ACTIVITIES. NOT INCLUDING SUCH COLLATERAL, THE PERCENTAGE OF PORTFOLIO HOLDINGS WOULD BE 5.89%.
D REPRESENTS INVESTMENT OF COLLATERAL RECEIVED FROM SECURITIES LENDING TRANSACTIONS.
E SECURITIES ISSUED BY, OR AN AFFILIATE OF, BROWN BROTHERS HARRIMAN & CO., THE FUNDS' THE CUSTODIAN.
* LONG-TERM EQUITY ANTICIPATION SECURITIES ARE LONG-TERM OPTION CONTRACTS THAT CAN BE MAINTAINED FOR A PERIOD OF UP TO THREE YEARS.



SEE NOTES TO PORTFOLIO HOLDINGS                       FINANCIAL SERVICES FUND  5

BURNHAM FINANCIAL INDUSTRIES FUND

--------------------------------------------------------------------------------
  PORTFOLIO HOLDINGS AS OF MARCH 31, 2007- (UNAUDITED)
--------------------------------------------------------------------------------

                                                NUMBER OF
                                                 SHARES            VALUE
--------------------------------------------------------------------------------

COMMON STOCKS  88.95%
(PERCENTAGE OF NET ASSETS)

BANKS  25.84%

BANKS - REGIONAL  21.45%

   First Community Bancorp +                       40,000    $    2,261,600
   Hancock Holding Co.                             15,000           659,700
   Provident Bankshares Corp. +                    28,400           933,224
 o SVB Financial Group 3                           10,000           485,900
   TCF Financial Corp. 3, +                        60,000         1,581,600
   The Colonial BancGroup, Inc. 3,+                35,000           866,250
   Zions Bancorporation 3                          15,000         1,267,800
                                                             ---------------
                                                                  8,056,074
                                                             ---------------
DIVERSIFIED BANKS  4.39%

   Northern Trust Corp. 3                          10,000           601,400
   U.S. Bancorp  3                                 30,000         1,049,100
                                                             ---------------
                                                                  1,650,500

                                                             ---------------
TOTAL BANKS (COST: $9,526,421)                                    9,706,574
                                                             ---------------
DIVERSIFIED FINANCIALS  28.12%

ASSET MANAGEMENT & CUSTODY BANKS  5.69%

   Ameriprise Financial, Inc. 3                    15,000           857,100
   Legg Mason, Inc. 3                               5,000           471,050
   The Bank of New York Co., Inc. 3                20,000           811,000
                                                             ---------------
                                                                  2,139,150
                                                             ---------------
CONSUMER FINANCE  5.02%

   Capital One Financial Corp. 3                   25,000         1,886,500
                                                             ---------------
INSURANCE BROKER  2.02%

   Aon Corp. 3                                     20,000           759,200
                                                             ---------------
MULTI-LINE INSURANCE  6.25%

   American International Group, Inc.             315,000         1,008,300
   Assurant, Inc. 3                                25,000         1,340,750
                                                             ---------------
                                                                  2,349,050
                                                             ---------------
OTHER DIVERSIFIED FINANCIAL SERVICES  9.14%

   Bank of America Corp. 3                         25,000         1,275,500
   The PNC Financial Services Group, Inc. 3        30,000         2,159,100
                                                             ---------------
                                                                  3,434,600

                                                             ---------------
TOTAL DIVERSIFIED FINANCIALS (COST: $10,058,277)                 10,568,500
                                                             ---------------
THRIFTS & MORTGAGE FINANCE  34.99%

THRIFTS & MORTGAGE FINANCE  34.99%

   Astoria Financial Corp. 3                       30,500           810,995
   BankUnited Financial Corp. 3                    30,000           636,300
   Hudson City Bancorp, Inc. +                    250,002         3,420,027
 o Investors Bancorp, Inc. +                      175,852         2,539,303
   Kearny Financial Corp. +                        57,538           827,397
   MAF Bancorp, Inc. +                             20,000           826,800
   People's Bank 3                                  6,000           266,400
   Sovereign Bancorp, Inc. 3                       30,000           763,200
   Washington Mutual, Inc. 3                       40,000         1,615,200

                                                NUMBER OF
                                                 SHARES            VALUE
--------------------------------------------------------------------------------

   Webster Financial Corp. 3,+                     30,000    $    1,440,300
                                                             ---------------
                                                                 13,145,922
                                                             ---------------
TOTAL THRIFTS & MORTGAGE FINANCE
   (COST: $12,099,428)                                           13,145,922
                                                             ---------------
TOTAL COMMON STOCKS (COST: $31,684,125)                          33,420,996
                                                             ---------------

                                                  FACE
                                                 VALUE
                                                -------

SHORT-TERM INSTRUMENTS  12.62%
(PERCENTAGE OF NET ASSETS)

CERTIFICATES OF DEPOSIT  0.33%

   Eastern Bank
   5.00%, 11/30/07                               $100,000           100,000
                                                             ---------------
   People's Bank
   5.35%, 7/27/07                                  25,000            25,000
                                                             ---------------
TOTAL CERTIFICATES OF DEPOSIT
   (COST: $125,000)                                                 125,000
                                                             ---------------
DISCOUNTED COMMERCIAL PAPER  12.29%

   General Electric Capital Corp.
   5.22%, 4/02/07                               1,402,000         1,402,000
                                                             ---------------
   Prudential Funding, LLC
   5.20%, 4/02/07                               1,340,000         1,340,000
                                                             ---------------
   Sanpaolo IMI U.S. Financial Co.
   5.28%, 4/02/07                                1,874,000        1,874,000
                                                             ---------------
TOTAL DISCOUNTED COMMERCIAL PAPER
   (COST: $4,616,000)                                             4,616,000
                                                             ---------------
TOTAL SHORT-TERM INSTRUMENTS
   (COST: $4,741,000)                                             4,741,000
                                                             ---------------

                                                NUMBER OF
                                                CONTRACTS
                                               -----------

CALL OPTION PURCHASED -  0.50%

   Sovereign Bancorp, Inc. Calls
     @ 19 due Jan 08 LEAPS*                           250           186,375
                                                             ---------------
TOTAL CALL OPTION PURCHASED
(PREMIUMS PAID: $123,595)                                            186,375
                                                             ---------------

--------------------------------------------------------------------------------
 TOTAL INVESTMENTS 102.07%
 (COST $36,548,720)                                          $   38,348,371

 SHORT SALES (14.05)%
 (PROCEEDS $5,298,725)                                           (5,277,065)

 CALL OPTIONS WRITTEN (1.45)%
 (PREMIUMS RECEIVED $689,125)                                      (545,855)

 CASH AND OTHER ASSETS, LESS LIABILITIES 13.43%                   5,044,979
                                                             ---------------
 NET ASSETS  100.00%                                         $   37,570,430
                                                             ===============
--------------------------------------------------------------------------------


6  FINANCIAL INDUSTRIES FUND                    SEE NOTES TO PORTFOLIO HOLDINGS

BURNHAM FINANCIAL INDUSTRIES FUND CONTINUED

--------------------------------------------------------------------------------
  PORTFOLIO HOLDINGS (CONTINUED) AS OF MARCH 31, 2007- (UNAUDITED)
--------------------------------------------------------------------------------

                                                NUMBER OF
                                                 SHARES            VALUE
--------------------------------------------------------------------------------

 SHORT SALES  (14.05)%

   Commerce Bancorp, Inc.                          10,000    $     (333,800)
   Commerce Bancshares, Inc.                       10,500          (507,255)
   Fifth Third Bancorp                              8,400          (324,996)
   First Horizon National Corp.                    15,000          (622,950)
   Franklin Resources, Inc.                         5,000          (604,150)
   M & T Bank Corp.                                 5,000          (579,150)
   Marshall & Ilsley Corp.                         10,000          (463,100)
   National City Corp.                             10,000          (372,500)
   Popular, Inc.                                   15,000          (248,400)
   SAFECO Corp.                                     5,000          (332,150)
   United Community Banks, Inc.                    16,600          (544,314)
   Wells Fargo & Co.                               10,000          (344,300)
                                                             ---------------
TOTAL SHORT SALES (PROCEEDS: $5,298,725)                         (5,277,065)
                                                             ---------------

                                                NUMBER OF
                                                CONTRACTS
                                               -----------

CALL OPTIONS WRITTEN  (1.45)%

 American International Group, Inc. Calls
   @ 75 due Jan 08 LEAPS*                              50            (9,050)
   @ 80 due Jan 08 LEAPS*                             100            (6,500)
                                                             ---------------
                                                                    (15,550)
                                                             ---------------
 Ameriprise Financial, Inc. Calls
   @ 60 due Jun 07                                    150           (20,250)
                                                             ---------------
 Aon Corp. Calls
   @ 37.5 due Apr 07                                  100            (9,500)
   @ 37.5 due Jul 07                                  100           (22,500)
                                                             ---------------
                                                                    (32,000)
                                                             ---------------
 Assurant, Inc. Calls
   @ 55 due Sep 07                                    100           (27,000)
   @ 60 due Jan 08 LEAPS*                             150           (27,000)
                                                             ---------------
                                                                    (54,000)
                                                             ---------------
 Astoria Financial Corp. Calls
   @ 30 due Apr 07                                     50              (250)
                                                             ---------------
 Bank of America Corp. Calls
   @ 52.5 due Aug 07                                   90           (14,850)
   @ 55 due May 07                                     80              (800)
   @ 57.5 due May 07                                   80              (400)
                                                             ---------------
                                                                    (16,050)
                                                             ---------------
 BankUnited Financial Corp. Calls
   @ 22.5 due Jun 07                                   50            (6,250)
   @ 25 due Jun 07                                    100            (3,000)
   @ 25 due Sep 07                                     50            (4,500)
   @ 30 due Sep 07                                    100            (2,000)
                                                             ---------------
                                                                    (15,750)
                                                             ---------------
 Capital One Financial Corp. Calls
   @ 85 due Sep 07                                    100           (24,000)
   @ 90 due Jan 08 LEAPS*                             100           (27,500)
   @ 95 due Jan 08 LEAPS*                              50            (7,750)
                                                             ---------------
                                                                    (59,250)
                                                             ---------------

                                                NUMBER OF
                                                CONTRACTS         VALUE
--------------------------------------------------------------------------------
 Legg Mason, Inc. Calls
   @ 95 due May 07                                     50    $      (19,500)
                                                             ---------------
 Northern Trust Corp. Calls
   @ 65 due Jul 07                                     50            (4,500)
   @ 70 due Jul 07                                     32              (480)
                                                             ---------------
                                                                     (4,980)
                                                             ---------------
 People's Bank Calls
   @ 50 due Aug 07                                     60            (2,700)
                                                             ---------------
 Sovereign Bancorp, Inc. Calls
   @ 25 due Jan 08 LEAPS*                             125           (35,000)
   @ 30 due Jan 08 LEAPS*                             125           (11,875)
                                                             ---------------
                                                                    (46,875)
                                                             ---------------
 SVB Financial Group Calls
   @ 50 due Aug 07                                    100           (19,500)
                                                             ---------------
 TCF Financial Corp. Calls
   @ 30 due Jul 07                                    250            (6,250)
                                                             ---------------
 The Bank of New York Co., Inc. Calls
   @ 37.5 due Apr 07                                  100           (32,000)
   @ 45 due Jan 08 LEAPS*                             100           (16,000)
                                                             ---------------
                                                                    (48,000)
                                                             ---------------
 The Colonial BancGroup, Inc. Calls
   @ 25 due Jun 07                                    250           (22,500)
                                                             ---------------
 The PNC Financial Services Group, Inc. Calls
   @ 72.5 due May 07                                  100           (15,500)
   @ 75 due May 07                                    100            (5,000)
   @ 80 due Jan 08 LEAPS*                             100           (16,000)
                                                             ---------------
                                                                    (36,500)
                                                             ---------------
 U.S. Bancorp Calls
   @ 37.5 due Sep 07                                  200           (10,000)
   @ 37.5 due Jan 08 LEAPS*                           100            (9,500)
                                                             ---------------
                                                                    (19,500)
                                                             ---------------
 Washington Mutual, Inc. Calls
   @ 40 due Oct 07                                    100           (36,000)
   @ 45 due Jul 07                                    100            (6,000)
   @ 47.5 due Jul 07                                  100            (2,500)
   @ 50 due Jan 08 LEAPS*                             100            (6,000)
                                                             ---------------
                                                                    (50,500)
                                                             ---------------
 Webster Financial Corp. Calls
   @ 50 due Jul 07                                    100            (8,500)
                                                             ---------------
 Zions Bancorporation Calls
   @ 80 due Apr 07                                     50           (24,000)
   @ 85 due Jul 07                                     50           (17,000)
   @ 90 due Jul 07                                     50            (6,450)
                                                             ---------------
                                                                    (47,450)
                                                             ---------------
TOTAL CALL OPTIONS WRITTEN
(PREMIUMS RECEIVED: $689,125)                                $     (545,855)
                                                             ===============


SEE NOTES TO PORTFOLIO HOLDINGS                    FINANCIAL INDUSTRIES FUND  7

BURNHAM FINANCIAL INDUSTRIES FUND CONTINUED

--------------------------------------------------------------------------------
  PORTFOLIO HOLDINGS (CONTINUED) AS OF MARCH 31, 2007- (UNAUDITED)
--------------------------------------------------------------------------------

   FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES
   -----------------------------------------------------------------------------
    THE TAX COST OF THE FUND AT MARCH 31, 2007, BASED ON SECURITIES
    OWNED WAS $36,548,720. THE UNREALIZED GROSS
    APPRECIATION/(DEPRECIATION) FOR ALL SECURITIES IN THE FUND AT MARCH 31, 2007 WAS $2,334,138 AND ($534,487), RESPECTIVELY.

+   SECURITY OR PARTIAL  SECURITY  SEGREGATED AS COLLATERAL FOR SECURITIES SOLD
    SHORT.
o   INDICATES  SECURITIES  THAT DO NOT PRODUCE INCOME.
* LONG-TERM EQUITY ANTICIPATION SECURITIES ARE LONG-TERM OPTION CONTRACTS THAT CAN BE MAINTAINED FOR A PERIOD OF UP TO THREE YEARS.

8 FINANCIAL INDUSTRIES FUND                      SEE NOTES TO PORTFOLIO HOLDINGS

BURNHAM U.S. GOVERNMENT MONEY MARKET FUND

--------------------------------------------------------------------------------
  PORTFOLIO HOLDINGS AS OF MARCH 31, 2007- (UNAUDITED)
--------------------------------------------------------------------------------

                                                 FACE
                                                 VALUE             VALUE
--------------------------------------------------------------------------------

SHORT-TERM INSTRUMENTS  98.70%(PERCENTAGE OF NET ASSETS)

U.S. TREASURY OBLIGATIONS  52.43%

   U.S. Treasury Bill
   4.93%, 4/05/07                            $125,000,000    $  124,948,646
                                                             ---------------
   U.S. Treasury Note
   3.125%, 5/15/07                             20,000,000        19,956,524
                                                             ---------------
TOTAL U.S. TREASURY OBLIGATIONS
   (COST: $144,905,170)                                         144,905,170
                                                             ---------------
REPURCHASE AGREEMENTS  46.24%

   Citigroup Global Markets Inc.,
   5.30% dated 3/30/07, to be
   repurchased at $67,029,592
   on 4/02/07 (collateralized by
   $5,096,699 GNMA, 5.00%
   due 12/16/32, value
   $5,016,032 and $92,572,215
   GNMA, 4.25% due 7/20/32,
   value $63,323,968)                          67,000,000        67,000,000
                                                             ---------------
   Goldman Sachs & Co.,
   4.95% dated 3/30/07, to be
   repurchased at $60,825,080 on
   4/02/07 (collateralized by
   $2,913,000 U.S. Treasury Note,
   4.50% due 2/28/11, value
   $2,921,531, $4,748,000
   U.S. Treasury Bond, 12.50%
   due 8/15/14, value $5,665,542
   and $54,858,000 U.S. Treasury
   Note, 3.375% due 9/15/09,
   value $53,429,261)                          60,800,000        60,800,000
                                                             ---------------
TOTAL REPURCHASE AGREEMENTS
 (COST: $127,800,000)                                           127,800,000
                                                             ---------------
TIME DEPOSIT  0.03%

   Brown Brothers Harriman & Co. d
   4.79%, 4/02/07                                  79,325            79,325
                                                             ---------------
TOTAL TIME DEPOSIT (COST: $79,325)                                   79,325
                                                             ---------------
TOTAL SHORT-TERM INSTRUMENTS
 (COST: $272,784,495)                                           272,784,495
                                                             ---------------

--------------------------------------------------------------------------------
 TOTAL INVESTMENTS 98.70%
 (COST $272,784,495)*                                        $  272,784,495

 CASH AND OTHER ASSETS, LESS LIABILITIES 1.30%                    3,579,144

                                                             ---------------
 NET ASSETS  100.00%                                         $  276,363,639
                                                             ===============
--------------------------------------------------------------------------------

*   AGGREGATE COST FOR FEDERAL TAX PURPOSES.
D   SECURITIES ISSUED BY, OR AN AFFILIATE OF, BROWN BROTHERS
    HARRIMAN & CO. THE FUNDS' CUSTODIAN.



SEE NOTES TO PORTFOLIO HOLDINGS              U.S. GOVERNMENT MONEY MARKET FUND 9

NOTES TO PORTFOLIO HOLDINGS - MARCH 31, 2007 (UNAUDITED)


VALUATION AND INVESTMENT PRACTICES

1. VALUING SECURITIES

    THE FUNDS USE THESE METHODS TO VALUE PORTFOLIO SECURITIES:

    STOCKS AND OTHER EQUITIES ARE VALUED AT THE LAST QUOTED SALES PRICE AS OF THE CLOSE OF TRADING ON THE NEW YORK STOCK EXCHANGE (GENERALLY 4:00 P.M. EASTERN TIME) OR THE NASDAQ OFFICIAL CLOSING PRICE ("NOCP") ON THE VALUATION DATE. ANY EQUITIES THAT DIDN'T TRADE THAT DAY ARE VALUED AT THE LAST AVAILABLE BID PRICE.

    BONDS AND OTHER DEBT SECURITIES (EXCEPT FOR SHORT-TERM SECURITIES) ARE VALUED ACCORDING TO PRICES OBTAINED FROM INDEPENDENT PRICING SERVICES OR FROM A PRINCIPAL MARKET MAKER. THESE SERVICES RELY EITHER ON THE LATEST BID AND ASKED PRICES OR ON A MATRIX SYSTEM THAT ASSIGNS VALUES BASED ON A NUMBER OF FACTORS, SUCH AS SECURITY PRICES, YIELDS, MATURITIES, AND RATINGS.

    MONEY MARKET INSTRUMENTS AND OTHER TEMPORARY CASH INVESTMENTS ARE VALUED DIFFERENTLY DEPENDING ON THE FUND. THE BURNHAM U.S. GOVERNMENT MONEY MARKET FUND VALUES THEM AT AMORTIZED COST, WHICH APPROXIMATES FAIR VALUE, BY AMORTIZING ANY DISCOUNT OR PREMIUM IN A STRAIGHT LINE FROM THE PRESENT TO THE MATURITY DATE (THE METHOD MOST COMMONLY USED TO VALUE THESE TYPES OF SECURITIES). THE REMAINING FUNDS USE THIS METHOD FOR TEMPORARY CASH
    INVESTMENTS WHOSE MATURITY IS LESS THAN 60 DAYS. FOR TEMPORARY CASH INVESTMENTS WHOSE MATURITY IS LONGER THAN 60 DAYS, THE REMAINING FUNDS VALUE THEM THE SAME WAY BONDS ARE VALUED.

    REPURCHASE AGREEMENTS, WHICH EACH FUND CAN USE AS LONG AS THE COUNTERPARTIES MEET THE TRUSTEES' CREDIT STANDARDS, ARE RECORDED AT COST. ANY REPURCHASE AGREEMENTS MUST BE FULLY COLLATERALIZED BY U.S. GOVERNMENT SECURITIES, WHICH ARE HELD BY A CUSTODIAN BANK UNTIL THE AGREEMENTS MATURE. THESE SECURITIES ARE MONITORED DAILY TO ENSURE THAT THEIR VALUE (INCLUDING INTEREST) IS AT LEAST 102% OF THE AMOUNT OWED TO A FUND UNDER THE RELATED REPURCHASE AGREEMENT. IN THE EVENT OF COUNTERPARTY DEFAULT, A FUND HAS THE RIGHT TO USE THE COLLATERAL TO OFFSET LOSSES INCURRED. THERE IS POTENTIAL LOSS IN THE EVENT A FUND IS DELAYED OR PREVENTED FROM EXERCISING ITS RIGHT TO DISPOSE OF THE COLLATERAL SECURITIES, INCLUDING THE RISK OF A POSSIBLE DECLINE IN THE VALUE OF THE UNDERLYING SECURITIES DURING THE PERIOD WHILE THE FUND SEEKS TO ASSERT ITS RIGHTS.

    OPTIONS MAY BE WRITTEN BY THE NON-MONEY MARKET FUNDS TO MANAGE EXPOSURE TO CERTAIN CHANGES IN MARKETS. ALL CALL AND PUT OPTIONS WRITTEN BY A FUND ARE COVERED. WHEN A FUND ENTERS INTO A WRITTEN CALL OPTION, IT RECORDS THE AMOUNT RECEIVED AS AN ASSET AND ALSO RECORDS AN EQUIVALENT AMOUNT AS A LIABILITY. THE FUND SUBSEQUENTLY MARKS-TO-MARKET THE LIABILITY, TO REFLECT THE OPTION'S CURRENT VALUE. THE POTENTIAL RISK TO THE FUNDS IS THAT THE CHANGE IN VALUE OF OPTIONS CONTRACTS MAY NOT CORRESPOND TO THE CHANGE IN VALUE OF THE HEDGED INSTRUMENTS. IN ADDITION, LOSSES MAY ARISE FROM CHANGES IN THE VALUE OF THE UNDERLYING INSTRUMENTS, IF THERE IS AN ILLIQUID SECONDARY MARKET FOR THE CONTRACTS, OR IF THE COUNTERPARTY TO THE CONTRACT IS UNABLE TO PERFORM. WHEN A CALL OPTION EXPIRES OR IS OFFSET, THE FUND
    RECORDS A GAIN OR LOSS (SEPARATE FROM ANY UNREALIZED GAIN OR LOSS ON THE UNDERLYING SECURITY). WHEN A COUNTERPARTY EXERCISES A CALL OPTION THAT THE FUND WROTE, THE FUND ADDS THE PROCEEDS FROM THE DELIVERY OF THE UNDERLYING SECURITY TO THE AMOUNT ORIGINALLY RECEIVED AND RECORDS THE RESULTING GAIN OR LOSS.

    EXCHANGE TRADED OPTIONS ARE VALUED AT THE LAST SALE PRICE, OR IF NO SALES ARE REPORTED, THE LAST BID PRICE FOR PURCHASED OPTIONS AND FOR WRITTEN OPTIONS.

    SHORT SALES MAY BE USED BY NON-MONEY MARKET FUNDS TO MANAGE RISK TO CERTAIN CHANGES IN THE MARKET. WHEN A FUND ENTERS INTO A SHORT SALE, THE FUND RECORDS A LIABILITY FOR SECURITIES SOLD SHORT AND RECORDS AN ASSET EQUAL TO PROCEEDS RECEIVED. THE AMOUNT OF THE LIABILITY IS SUBSEQUENTLY MARKED-TO-MARKET TO REFLECT THE MARKET VALUE OF SECURITIES SOLD SHORT. THE FUND MAY ALSO INCUR A DIVIDEND EXPENSE IF A SECURITY THAT HAS BEEN SOLD SHORT DECLARES A DIVIDEND. UNTIL THE FUND REPLACES A BORROWED SECURITY, IT WILL MAINTAIN IN A SEGREGATED ACCOUNT AT ALL TIMES CASH, U.S. GOVERNMENT SECURITIES, OR OTHER LIQUID SECURITIES IN AN AMOUNT WHICH, WHEN ADDED TO ANY AMOUNT DEPOSITED WITH A BROKER OR CUSTODIAN AS COLLATERAL WILL AT LEAST EQUAL THE CURRENT MARKET VALUE OF THE SECURITY SOLD SHORT. ALL SHORT SALES MUST BE COLLATERALIZED AS REQUIRED BY LAW OR AGREEMENT WITH THE FUNDS PRIME BROKER. THE FUND IS EXPOSED TO MARKET RISK BASED ON THE AMOUNT, IF ANY, THAT THE MARKET VALUE OF THE SECURITIES SOLD SHORT EXCEEDS THE PROCEEDS RECEIVED.

    SHORT SALES INVOLVE ELEMENTS OF MARKET RISK AND EXPOSURE TO LOSS IN EXCESS OF THE AMOUNTS REFLECTED IN THE STATEMENT OF ASSETS AND LIABILITIES. THIS RISK IS POTENTIALLY UNLIMITED, AS A FUND THAT SELLS A SECURITY SHORT WITHOUT HEDGING WILL BE EXPOSED TO ANY MARKET VALUE INCREASE. DURING THE PERIOD, ONLY BURNHAM FINANCIAL INDUSTRIES FUND ENGAGED IN SHORT SALES.

    FAIR VALUE PRICING

    EACH FUND (OTHER THAN THE BURNHAM U.S. GOVERNMENT MONEY MARKET FUND) VALUES THE SECURITIES IN ITS PORTFOLIO ON THE BASIS OF MARKET QUOTATIONS AND VALUATIONS PROVIDED BY INDEPENDENT PRICING SERVICES. IF QUOTATIONS ARE NOT READILY AVAILABLE OR IF MARKET QUOTATIONS MAY BE UNRELIABLE, A FUND MAY VALUE ITS SECURITIES BY A METHOD THAT THE TRUSTEES BELIEVE ACCURATELY REFLECTS FAIR VALUE. A FUND THAT USES FAIR VALUE TO PRICE SECURITIES MAY VALUE THOSE SECURITIES HIGHER OR LOWER THAN A FUND THAT USES MARKET QUOTATIONS.

    ACCOUNTING FOR  PORTFOLIO  TRANSACTIONS

    THE FUNDS ACCOUNT FOR PURCHASES AND SALES OF PORTFOLIO SECURITIES AS OF EACH SECURITY'S TRADE DATE. THE FUNDS DETERMINE REALIZED GAINS AND LOSSES BASED ON IDENTIFIED COST (THE SAME BASIS USED FOR FEDERAL INCOME TAX PURPOSES). WHEN THE FUNDS EARN DIVIDENDS, THEY RECORD THE INCOME ON THE EX-DIVIDEND DATE, MINUS ANY FOREIGN TAXES. THE FUNDS RECORD INTEREST INCOME AS IT ACCRUES. AMORTIZATION OF ALL PREMIUMS AND DISCOUNTS RELATING TO FIXED INCOME SECURITIES ARE CALCULATED USING THE EFFECTIVE YIELD METHOD.

2. SECURITIES LENDING

    THE FUNDS MAY LEND SECURITIES TO BROKERS, DEALERS, AND OTHER FINANCIAL ORGANIZATIONS TO EARN ADDITIONAL INCOME. EACH SECURITY LOAN IS COLLATERALIZED WITH SEGREGATED ASSETS HELD WITH THE CUSTODIAN IN AN AMOUNT EQUAL TO OR GREATER THAN THE CURRENT MARKET VALUE OF THE LOANED SECURITIES. WHEN A FUND LENDS PORTFOLIO SECURITIES, THERE IS A RISK THAT THE BORROWER MAY FAIL TO RETURN THE SECURITIES. AS A RESULT, THE FUND MAY INCUR A LOSS OR, IN THE EVENT OF A BORROWER'S BANKRUPTCY, MAY BE DELAYED IN, OR PREVENTED FROM, LIQUIDATING THE COLLATERAL. THE FUND WILL BEAR THE RISK OF LOSS WITH RESPECT TO THE INVESTMENT OF CASH COLLATERAL.

10  NOTES TO PORTFOLIO HOLDINGS

NOTES TO PORTFOLIO HOLDINGS - MARCH 31, 2007 (CONTINUED) (UNAUDITED)

    AT MARCH 31, 2007, SECURITIES OR A PORTION OF THESE SECURITIES ARE OUT ON LOAN. THE AGGREGATE MARKET VALUE OF THESE LOANED SECURITIES AND THE VALUE OF THE CASH COLLATERAL THE FUNDS RECEIVED ARE AS FOLLOWS:

                     LOANED SECURITIES           % OF                VALUE OF
                       MARKET VALUE           NET ASSETS        CASH  COLLATERAL
                       ------------           ----------        ----------------
    BURNHAM FUND           $2,910,796            3.00%             $2,971,800
    BURNHAM FINANCIAL
       SERVICES FUND       $2,539,322            1.84%             $2,600,342

3.  SECURITIES  OR PARTIAL  SECURITIES ON WHICH CALL OPTIONS WERE  WRITTEN.

4.  RESTRICTED SECURITIES

    ALL FUNDS EXCEPT BURNHAM U.S. GOVERNMENT MONEY MARKET FUND MAY NOT INVEST MORE THAN 15% OF ITS NET ASSETS WHICH ARE SUBJECT TO LEGAL OR CONTRACTUAL RISKS. AT MARCH 31, 2007, THE BURNHAM FINANCIAL SERVICES FUND OWNED THE FOLLOWING RESTRICTED SECURITIES WHICH MAY NOT BE PUBLICLY SOLD WITHOUT REGISTRATION UNDER THE SECURITIES ACT OF 1933 ("THE 1933 ACT.") THE VALUE OF THESE SECURITIES IS DETERMINED USING QUOTATIONS SUPPLIED BY A PRICING SERVICE OR BROKER, OR IF NOT AVAILABLE, IN GOOD FAITH PURSUANT TO PROCEDURES ADOPTED BY THE BOARD OF TRUSTEES. CERTAIN OF THESE SECURITIES MAY BE OFFERED AND SOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER THE RULE 144A IF THE 1933 ACT.

    DESCRIPTION,
    DATE OF PURCHASE,
    % OF NET ASSETS          SHARES          COST          VALUE
    ---------------          ------          ----          -----
    BANK OF ATLANTA          228,572      $1,600,004     $1,600,004
    05/08/06
    1.16%

    PEREGRINE                275,000       $283,713       $283,713
    HOLDING LTD.
    05/31/02
    0.21%

5. TRANSACTIONS WITH AFFILIATED SECURITIES

    DURING THE PERIOD THE BURNHAM FINANCIAL SERVICES FUND OWNED SHARES OF THE FOLLOWING AFFILIATED SECURITIES. AN AFFILIATED SECURITY IS A SECURITY IN WHICH THE FUND HAS OWNERSHIP OF AT LEAST 5% OF THE VOTING SECURITIES.



                            VALUE AT    VALUE AT    COST OF      REALIZED    DIVIDEND
 AFFILIATE                  12/31/06    3/31/07       SALES     GAIN/(LOSS)   INCOME
 --------------------------------------------------------------------------------------
CENTRAL BANCORP, INC.      $3,131,565      $0      $3,305,344    $(3,694)    $18,009
PEREGRINE HOLDINGS LTD.     $282,750    $283,713       $--          $--        $--




                                                  NOTES TO PORTFOLIO HOLDINGS 11


ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the
Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BURNHAM INVESTORS TRUST

By:                               /S/ JON M. BURNHAM
                                  ------------------
                                  Jon M. Burnham, Chief Executive Officer

Date:                             May 14, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:                               /S/ JON M. BURNHAM
                                  ------------------
                                  Jon M. Burnham, Chief Executive Officer

Date:                             May 14, 2007



By:                               /S/ MICHAEL E. BARNA
                                  --------------------
                                  Michael E. Barna, Chief Financial Officer

Date:                             May 14, 2007